Capital Stock	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Capital Stock
19.    CAPITAL STOCK

[a]	At December 31, 2021, the Company’s authorized, issued and outstanding capital stock are as follows:
Preference shares - issuable in series -
The Company’s authorized capital stock includes 99,760,000 preference shares, issuable in series. None of these shares are currently issued or outstanding.
Common Shares -
Common Shares without par value [unlimited amount authorized] have the following attributes:

[i]	Each share is entitled to one vote per share at all meetings of shareholders.

[ii]	Each share shall participate equally as to dividends.

[b]
On November 10, 2021, the Toronto Stock Exchange [“TSX”] accepted the Company’s Notice of Intention to make a Normal Course Issuer Bid relating to the purchase for cancellation, as well as purchases to fund the Company’s stock-based compensation awards or programs and/or the Company’s obligations to its deferred profit sharing plans, of up to 29.9 million Magna Common Shares [the “2021 Bid”], representing approximately 10% of the Company’s public float of Common Shares. The Bid commenced on November 15, 2021 and will terminate no later than November 14, 2022.

Previously, the Company had Normal Course Issuer Bids in place for the 12 month periods beginning in November 2020 and 2019.
The following is a summary of the Normal Course Issuer Bids [number of shares in the table below a
r
e expressed in whole numbers]:

	2021		2020
	Shares purchased	Cash amount	Shares purchased	Cash amount
2019 Bid	—	$—	5,077,882	$203
2020 Bid	3,318,523	301	—	—
2021 Bid	2,673,800	216	—	—

	5,992,323	$517	5,077,882	$203

[c]	The following table presents the maximum number of shares that would be outstanding if all the dilutive instruments outstanding at March 3, 2022 were exercised or converted:

Common Shares	296,643,367
Stock options [i]	6,090,512

302,733,879

[i]
Options to purchase Common Shares are exercisable by the holder in accordance with the vesting provisions and upon payment of the exercise price as may be determined from time to time pursuant to the Company’s stock option plans.